UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

FORM N-Q

MAY 31, 2014

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.8%
Education - 23.6%
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.080%	7/1/37	$1,800,000	$1,800,000	(a)(b)
Connecticut State University System, AGM	5.000%	11/1/14	100,000	101,954
Hotchkiss School, SPA-U.S. Bank N.A.	0.060%	7/1/30	1,300,000	1,300,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.060%	7/1/34	1,700,000	1,700,000	(a)(b)
Wesleyan University	0.040%	7/1/40	1,300,000	1,300,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.060%	7/1/30	1,000,000	1,000,000	(a)(b)
Yale University	0.030%	7/1/36	1,170,000	1,170,000	(a)(b)

Total Education				8,371,954

Finance - 2.0%
New York City, NY, TFA, New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.060%	11/1/22	700,000	700,000	(a)(b)

General Obligation - 37.6%
Avon, CT, GO	4.100%	6/15/14	100,000	100,137
Beacon Falls, CT, GO, BAN	1.000%	3/17/15	450,000	452,656
Berlin, CT, GO, BAN	1.000%	9/26/14	1,259,000	1,262,315
Bristol, CT, GO	4.000%	8/1/14	500,000	503,187
Cheshire, CT, GO	3.000%	7/15/14	125,000	125,417
Connecticut State, GO	5.000%	6/1/14	675,000	675,000
Connecticut State, GO	5.000%	6/1/14	200,000	200,000
Connecticut State, GO	5.000%	11/1/14	480,000	489,542
Connecticut State, GO	5.000%	11/1/14	470,000	479,421
Connecticut State, GO	3.500%	12/1/14	150,000	152,505
Connecticut State, GO	4.000%	12/1/14	150,000	152,836
Connecticut State, GO	5.000%	12/1/14	100,000	102,378
Enfield, CT, GO	4.000%	7/1/14	100,000	100,274
Fairfield, CT, GO	4.750%	1/1/15	525,000	539,088
Greenwich, CT, GO	4.000%	1/15/15	250,000	255,988
Hartford County, CT, Metropolitan District, GO	4.000%	7/15/14	150,000	150,675
Meriden, CT, GO	5.000%	8/1/14	65,000	65,478
Newtown, CT, GO	2.000%	7/15/14	120,000	120,259
Norwalk, CT, GO	4.000%	7/1/14	100,000	100,295
Norwalk, CT, GO	5.000%	7/1/14	270,000	271,037
Norwalk, CT, GO	5.000%	7/1/14	150,000	150,574
Norwich, CT, GO	3.000%	9/15/14	1,400,000	1,411,473
Orange, CT, GO, BAN	1.000%	7/21/14	1,927,000	1,929,065
Regional School District No. 15, CT, GO	2.750%	7/1/14	100,000	100,203
Regional School District No. 5, CT, GO	3.000%	7/15/14	100,000	100,322
Regional School District No. 5, CT, GO	3.000%	8/15/14	600,000	603,385
Ridgefield, CT, GO	2.500%	9/15/14	500,000	503,343
Trumbull, CT, GO	2.500%	9/1/14	580,000	583,217
Trumbull, CT, GO	3.000%	9/1/14	150,000	151,018
Windsor Locks, CT, GO, BAN	1.250%	7/1/14	1,510,000	1,511,273

Total General Obligation				13,342,361

Health Care - 10.0%
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.070%	7/1/37	545,000	545,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A., FHLB	0.060%	7/1/37	1,610,000	1,610,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.060%	7/1/25	1,375,000	1,375,000	(a)(b)

Total Health Care				3,530,000

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - 10.1%
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.070%	5/15/31	$1,300,000	$1,300,000	(a)(b)(c)
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.050%	12/1/28	2,300,000	2,300,000	(a)(b)(c)

Total Housing: Multi-Family				3,600,000

Industrial Revenue - 4.9%
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.110%	12/1/27	545,000	545,000	(a)(b)(c)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.060%	3/1/35	1,200,000	1,200,000	(a)(b)

Total Industrial Revenue				1,745,000

Miscellaneous - 2.3%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.060%	1/1/26	800,000	800,000	(a)(b)

Power - 5.0%
Connecticut Innovations Inc., CT, Revenue:
Connecticut State General Fund Obligation	4.000%	4/15/15	370,000	382,072
ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	1,400,000	1,400,000	(a)(b)

Total Power				1,782,072

Public Facilities - 0.1%
Charlotte, NC, COP, 2003 Governmental Facilities Project	0.050%	6/1/33	45,000	45,000	(a)(b)

Tax Allocation - 0.6%
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.070%	11/15/21	200,000	200,000	(a)(b)

Transportation - 1.2%
Connecticut State Special Tax Obligation Revenue:
Transportation Infrastructure	5.000%	2/1/15	330,000	340,501
Transportation Infrastructure Purpose, NATL	5.000%	7/1/14	100,000	100,384

Total Transportation				440,885

Water & Sewer - 2.4%
Connecticut State, Revolving Fund General Revenue	4.000%	6/1/14	100,000	100,000
Connecticut State, Revolving Fund General Revenue	4.000%	7/1/14	100,000	100,294
Connecticut State, Revolving Fund General Revenue	5.000%	2/1/15	500,000	516,185
Connecticut State, Revolving Fund General Revenue	4.000%	1/1/15	100,000	102,233
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.070%	6/1/28	30,000	30,000	(a)(b)

Total Water & Sewer				848,712

TOTAL INVESTMENTS - 99.8% (Cost - $35,405,984#)				35,405,984
Other Assets in Excess of Liabilities - 0.2%				83,460

TOTAL NET ASSETS - 100.0%				$35,489,444

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
COP	— Certificates of Participation
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDR	— Industrial Development Revenue
ISO	— Independent System Operator
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

WESTERN ASSET CONNECTICUT MUNICIPAL MONEY MARKET FUND

Schedule of investments (unaudited) (cont’d)	May 31, 2014

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	45.5%
AA/Aa	19.6
VMIG 1	11.9
SP-1	10.3
AAA/Aaa	8.4
MIG 1	4.3

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Connecticut Municipal Money Market Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$35,405,984	—	$35,405,984

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund concentration. Since the Fund invests primarily in obligations of issuers within Connecticut, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting Connecticut.

(c) Credit and market risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Fund’s investments may be dependent in part on the credit quality of the institutions supporting the Fund’s investments and changes in the credit quality of these institutions could cause losses to the Fund and affect its share

Notes to Schedule of Investments (unaudited) (continued)

price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2014, the Fund did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	July 25, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 25, 2014